Schedule of Goodwill (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Balance at December 31, 2022	$ 25,093,000	$ 25,093,000
Goodwill adjustment
Balance at December 31, 2023	$ 25,093,000	$ 25,093,000